Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended
	Dec. 14, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2025	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000235057
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value	$ 10,000	$ 10,160	$ 10,890	$ 11,180	$ 12,070		$ 10,100	$ 11,080	$ 11,300	$ 11,170	$ 13,180	$ 12,076	$ 16,924	$ 20,497	$ 24,815	$ 25,232	$ 27,996	$ 28,820	$ 27,084	$ 23,615	$ 17,300	$ 16,505	$ 18,891	$ 20,882	$ 21,417	$ 19,126	$ 21,775	$ 22,148	$ 21,763	$ 22,649	$ 22,403	$ 21,543	$ 25,667	$ 26,964	$ 26,003
NACC2 Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index Net
Accumulated Value	$ 10,000	$ 10,156	$ 10,059	$ 10,112	$ 10,545		$ 9,200	$ 10,320	$ 10,693	$ 10,690	$ 11,647	$ 9,159	$ 10,919	$ 11,807	$ 13,540	$ 14,159	$ 15,206	$ 15,046	$ 16,050	$ 15,190	$ 12,811	$ 11,937	$ 13,103	$ 14,060	$ 14,929	$ 14,421	$ 16,012	$ 17,324	$ 17,821	$ 19,000	$ 18,812	$ 18,563	$ 20,703	$ 22,281	$ 23,014